Variable Interest Entities (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Variable Interest Entities [Abstract]
Variable Interest Entities
4. Variable Interest Entities
AOMC is a wholly owned subsidiary of AON LLC and neither AOMC nor AON LLC has ownership interest in AON Partners and Partners of Maryland. Both AON Partners and Partners of Maryland are fully owned by physicians. AON LLC operates its physician practices through the MSAs and other contractual agreements between
AOMC, AON Partners, and Partners of Maryland. The responsibilities of AOMC include, but are not limited to, negotiating provider and payor contracts, employment and compensation decisions, billing and collections, furnishing all supplies and equipment necessary for the respective practice’s operations as well as, necessary real estate, contracting on behalf of AON Partners and Partners of Maryland, entering into leases, holding a power of attorney to perform the above activities, preparing, maintaining and administering all accounting records (including financial reporting), expense payment, and maintenance of all information systems/software. AON LLC is paid a management fee to compensate AOMC for the services provided. AON Central Services is 80% physician owned and 20% owned by AON LLC. AOMC entered into an agreement with AON Central Services, effective January 1, 2023, to provide qualified non-clinical and non-medical employees to AOMC to support the operation of the physician practices. AOMC pays a monthly management fee to AON Central Services equal to the aggregate cost of compensation, benefits and all other costs related to these employees. AON LLC invested $0.2 million in MIBA, a newly formed LLC, during the second quarter of 2023 in exchange for 56% equity ownership. The Company evaluated AON LLC’s relationship with MIBA under the VIE model and determined it was a VIE and the Company is the primary beneficiary based on its financial controlling interest.
Based on various quantitative and qualitative factors, including assessment of certain services performed and relationships held above, management has determined that AON Partners, Partners of Maryland, AON Central Services, and MIBA are all variable interest entities and AOMC is the primary beneficiary who holds the decision-making rights over the activities that most significantly impact the economic performance of AON Partners, Partners of Maryland, AON Central Services, and MIBA through the MSAs and other contractual agreements. Accordingly, the results of AON Partners, Partners of Maryland, AON Central Services, and MIBA have been consolidated with the Company for the three and nine month periods ended September 30, 2023 and 2022.
The assets of AON Partners, Partners of Maryland, AON Central Services, and MIBA as of September 30, 2023 and December 31, 2022, are as follows:

	As of September 30, 2023	As of December 31, 2022
Assets
Cash and cash equivalents	$33,083	$26,844
Accounts receivable	141,039	136,098
Inventories	37,844	36,476
Prepaid expenses and other current assets	869	846
Goodwill and intangibles, net	180	180
Other receivables	36,294	28,139
Other assets	2,014	1,489
Total assets	$251,323	$230,072
The liabilities of AON Partners, Partners of Maryland, AON Central Services, and MIBA as of September 30, 2023 and December 31, 2022, are as follows:

	As of September 30, 2023	As of December 31, 2022
Liabilities
Accounts payable	$114,779	$102,783
Accrued compensation and benefits	22,747	6,021
Accrued other	16,038	15,926
Other long-term liabilities	137	452
Due to AON LLC and subsidiaries, net	134,344	128,204
Total liabilities	$288,045	$253,386
All intercompany transactions and balances with the VIEs are eliminated in consolidation.

4. Variable Interest Entities
AOMC is a wholly owned subsidiary of AON LLC and neither AOMC nor AON LLC has ownership interest in AON Partners and Partners of Maryland. Both AON Partners and Partners of Maryland are fully owned by a physician. AON LLC operates its physician practices through the MSAs and other contractual agreements between AOMC, AON Partners, and Partners of Maryland. The responsibilities of AOMC include, but are not limited to negotiating provider and payor contracts, employment and compensation decisions, billing and collections, furnishing all supplies and equipment necessary for the respective practice’s operations as well as, necessary real estate, contracting on behalf of AON Partners and Partners of Maryland, entering into leases, holding a power of attorney to perform the above activities, preparing, maintaining and administering all accounting records (including financial reporting), expense payment, and maintenance of all information systems/software. AON LLC is paid a management fee to compensate AOMC for the services provided.
Based on various quantitative and qualitative factors, including assessment of certain services performed and relationships held above, management has determined that AON Partners and Partners of Maryland are both variable interest entities and AOMC is the primary beneficiary who holds the decision-making rights over the activities that most significantly impact AON Partners and Partners of Maryland’s economic performance through the MSAs and other contractual agreements. Accordingly, the results of AON Partners and Partners of Maryland have been consolidated with the Company for the years ended December 31, 2022, 2021, and 2020.
The assets of AON Partners and Partners of Maryland as of December 31, 2022 and 2021, are as follows:

	As of December 31,
Assets	2022	2021
Cash and cash equivalents	$26,844	$24,074
Accounts receivable	136,098	111,183
Inventories	36,476	34,529
Property and equipment, net	—	108
Prepaid expenses and other current assets	846	374
Goodwill and intangibles, net	180	180
Other receivables	28,139	24,950
Other assets	1,489	1,241
Total assets	$230,072	$196,639
The liabilities of AON Partners and Partners of Maryland as of December 31, 2022 and 2021, are as follows:

	As of December 31,
Liabilities	2022	2021
Accounts payable	$102,783	$89,275
Accrued compensation and benefits	6,021	6,504
Accrued other	15,926	9,346
Medicare advance payment	—	3,742
Other long-term liabilities	452	81
Due to AON and subsidiaries, net	128,204	102,090
Total liabilities	$253,386	$211,038
All intercompany transactions and balances with the VIEs are eliminated in consolidation.